Finance Income and Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Income and Expenses [Line Items]
Others	¥ 12,657	¥ 7,821	¥ 18,571
Finance income	508,755	431,228	416,747
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss	(106,827)	(101,732)	(59,378)
Less: interest expense capitalized into construction in progress	12,641	8,292	5,594
Net interest expense	(94,186)	(93,440)	(53,784)
Net foreign exchange loss	0	(5,514)	0
Finance expenses	(94,186)	(98,954)	(53,784)
Finance income – net	414,569	332,274	362,963
Later than three months [member]
Finance Income and Expenses [Line Items]
Interest income from time deposits	424,696	339,595	398,176
Not later than three months [member]
Finance Income and Expenses [Line Items]
Interest income from time deposits	¥ 71,402	¥ 83,812	¥ 0